F. Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Number of Shares
Outstanding beginning balance	61,936,036	66,901,667
Granted	1,997,627	3,821,037
Expired or Canceled	0	(7,450,000)
Outstanding ending balance	62,993,663	61,936,036
Exercise Price
Outstanding beginning balance	$ 0.3	$ 0.34
Granted	$ 0.38	$ 0.58
Exercised	$ 0.28	$ 0.28
Expired or Canceled		$ 0.78
Outstanding ending balance	$ 0.3	$ 0.3
Remaining Contractual Term (in years)
Outstanding beginning balance	4 years 6 months	5 years 6 months
Granted		6 years 7 months 9 days
Exercised		6 months
Outstanding ending balance	4 years 2 months 13 days	5 years 2 months 13 days
Outstanding beginning balance	$ 8,258	$ 16,278
Granted	35	367
Exercised		580
Outstanding ending balance	$ 5,344	$ 8,258